Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 504	$ 175	[1],[2]
Current lease liabilities	59	64
Non-current lease liabilities	193	197
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 400	$ 0

[1]	Amounts have been reclassified to reflect the current presentation.
[2]	Includes lease liabilities of $59 million (2021 - $64 million)